SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Cash Flow Statement [Abstract]
Disclosure of interest and income taxes paid

	Year ended December 31
(US$ MILLIONS)	2023	2022	2021
Net interest paid (received)	$1,024	$677	$324
Net income taxes paid (received)	162	52	87

Disclosure of changes in non-cash working capital
Details of “Changes in non-cash working capital, net” on the consolidated statements of cash flow are as follows:

	Year ended December 31
(US$ MILLIONS)	2023	2022	2021
Accounts receivable	$(142)	$208	$(81)
Inventory	(86)	(67)	114
Prepayments and other	(204)	(12)	20
Accounts payable and other	102	(692)	(166)
Changes in non-cash working capital, net	$(330)	$(563)	$(113)

Disclosure of reconciliation of liabilities arising from financing activities
The following table presents the change in the balance of non-recourse borrowings in subsidiaries of the company arising from financing activities as at December 31, 2023 and 2022:

(US$ MILLIONS)	2023	2022
Balance at beginning of year	$12,913	$5,246
Cash flows	(475)	7,629
Non-cash changes:
Acquisitions / (dispositions) of subsidiaries	(3,722)	99
Foreign currency translation	156	22
Other changes	(49)	(83)
Balance at end of year	$8,823	$12,913